Summary of Significant Accounting Policies (Details) - USD ($)						12 Months Ended
	Sep. 14, 2025	Apr. 05, 2024	Mar. 12, 2024	Jun. 21, 2023	Jun. 13, 2023	Dec. 31, 2024	Dec. 31, 2023	Jan. 28, 2025	Jul. 17, 2023	Dec. 14, 2021
Summary of Significant Accounting Policies [Line Items]
Unrestricted cash						$ 142,260
Cash and cash equivalents – restricted							1,824,893
Investments held in trust account						3,666,439	24,387,525
Underwriting fees						5,000,000
Deferred underwriting fees payable						8,956,250
Other costs						463,896
Remains outstanding						8,956,250
FDIC coverage limit						250,000
Cash withdrawn from the trust account						$ 21,677,622	$ 239,604,919
Subsequent Event [Member] | Citigroup [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred underwriting commissions								$ 8,956,250
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Redeemed shares (in Shares)		910,258	910,258	23,176,961	23,176,961
Cash withdrawn from the trust account		$ 10,179,663		$ 239,604,919
Common stock subject to possible redemption (in Shares)						310,156	2,198,039
Purchase of warrants (in Shares)						13,164,375	13,164,375			13,164,375
Class A Common Stock [Member] | Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Exercise price of warrants (in Dollars per share)									$ 11.5	$ 11.5
Class A Common Stock Subject to Possible Redemption [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock subject to possible redemption (in Shares)						310,156	2,198,039
Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred underwriting fees payable	$ 8,956,250
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs						$ 14,420,146
IPO [Member] | Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Exercise price of warrants (in Dollars per share)						$ 11.5